Premises and Equipment and Computer Software (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Gross premises and equipment	$ 12,896,451	$ 13,161,765	$ 12,897,341
Accumulated depreciation	6,908,157	7,037,416	6,577,487
Net premises and equipment	5,988,294	6,124,349	6,319,854
Depreciation expense	445,198	472,202	475,848
Finite-Lived Intangible Assets [Line Items]
Amortization expense	45,667	48,615	68,924
Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Computer software	922,530	953,466	850,989
Accumulated amortization	795,710	810,083	761,468
Net computer software	126,820	143,383	89,521
Minimum [Member] | Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	2 years
Maximum [Member] | Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Land [Member]
Property, Plant and Equipment [Line Items]
Gross premises and equipment	2,087,011	2,087,011	2,087,011
Premises [Member]
Property, Plant and Equipment [Line Items]
Gross premises and equipment	7,250,793	7,234,540	7,210,852
Premises [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Premises [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross premises and equipment	$ 3,558,647	$ 3,840,214	$ 3,599,478
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years